BUSINESS ACQUISITIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
BUSINESS ACQUISITIONS
Cash consideration	$ 6.7
Businesses
BUSINESS ACQUISITIONS
Cash acquired		$ 0.1
Teledistribution Amos inc
BUSINESS ACQUISITIONS
Cash consideration		$ 32.9